Earnings Per Share (Anti-dilutive Securities) (Detail) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	860	16,214	485	3,911	3,802	36,495	42,330
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	655	11,214	356	3,441	3,348	360	5,795
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock	205	5,000	129	470	454	100	500
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential shares of common stock						36,035	36,035